UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

700 N. Water Street, Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
700 N. Water Street, Milwaukee, WI  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 271-2726

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of September 30, 2008 (Unaudited)

The Primary Trend Fund
Shares		Market Value

	COMMON STOCKS (80.6%)
	CONSUMER DISCRETIONARY (14.0%)
	Home Construction (6.4%)
48,000	D.R. Horton, Inc.	$624,960
25,000	KB Home	492,000
		1,116,960
	Hotels Restaurants & Leisure (1.3%)
5,000	DineEquity, Inc.	84,300
10,000	Starbucks Corp.*	148,700
		233,000
	Leisure Equipment & Products (0.5%)
5,000	Mattel, Inc.	90,200

	Media (2.1%)
25,000	CBS Corp., Class B	364,500

	Specialty Retail (3.7%)
25,000	Home Depot, Inc.	647,250

	Total Consumer Discretionary	2,451,910

	CONSUMER STAPLES (14.1%)
	Beverages (4.4%)
9,000	Coca-Cola Co.	475,920
10,000	Pepsi Bottling Group, Inc.	291,700
		767,620
	Food & Staples Retailing (2.7%)
8,000	Wal-Mart Stores, Inc.	479,120

	Food Products (7.0%)
25,000	Kraft Foods, Inc., Class A	818,750
14,000	Unilever NV	394,240
		1,212,990
	Total Consumer Staples	2,459,730

	ENERGY (1.6%)
	Oil, Gas & Consumable Fuels (1.6%)
9,000	Valero Energy Corp.	272,700

	FINANCIALS (19.0%)
	Commercial Banks (6.4%)
10,000	US Bancorp	360,200
20,000	Wells Fargo & Co.	750,600
		1,110,800
	Diversified Financial Services (8.9%)
36,000	Citigroup, Inc.	738,360
18,000	J.P. Morgan Chase & Co.	840,600
		1,578,960
	Insurance (3.7%)
5,000	Allstate Corp.	230,600
6,000	PartnerRe Ltd.	408,540
		639,140

	Total Financials	3,328,900

		HEALTH CARE (12.4%)
		Health Care Providers & Services (1.4%)
	45,000	Tenet Healthcare Corp.*	249,750

		Pharmaceuticals (11.0%)
	17,000	Eli Lilly & Co.	748,510
	9,000	Johnson & Johnson	623,520
	30,000	Pfizer, Inc.	553,200
			1,925,230

		Total Health Care	2,174,980

		INDUSTRIALS (8.5%)
		Aerospace & Defense (2.1%)
	6,000	United Technologies Corp.	360,360

		Commercial Services & Supplies (3.1%)
	17,000	Waste Management, Inc.	535,330

		Industrial Conglomerates (3.3%)
	23,000	General Electric Co.	586,500

		Total Industrials	1,482,190

		INFORMATION TECHNOLOGY (9.6%)
		Semiconductors & Semiconductor Equipment (3.2%)
	30,000	Intel Corp.	561,900

		Software (6.4%)
	10,000	Intuit, Inc.*	316,100
	30,000	Microsoft Corp.	800,700
			1,116,800

		Total Information Technology	1,678,700

		UTILITIES (1.4%)
		Water Utilities (1.4%)
	13,333	Aqua America, Inc.	237,061

		Total Common Stocks
		(Cost $14,681,627)	14,086,171

Principal
Amount
		SHORT-TERM INVESTMENTS (20.3%)
		Variable Rate Demand Notes (20.3%)
	$3,541,091	US Bank Demand Note, 2.96% (a)	3,541,091

		Total Short-Term Investments
		(Cost $3,541,091)	3,541,091

		TOTAL INVESTMENTS (100.9%)
		(Cost $18,222,718)	17,627,262
		Liabilities less Other Assets (-0.9%)	(156,045)
		NET ASSETS (100.0%)	$17,471,217

*	Non-income producing.
(a)	Variable rate security; the coupon rate shown represents the rate at September 30, 2008.

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

Organization

The Primary Trend Fund, Inc. ("Trend Fund") began operations on September 15, 1986. The Trend Fund is registered under the Investment Company Act of 1940 as an open-end investment management company.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices.

Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Tax Information

At September 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments

$
18,222,718

Unrealized appreciation

$
1,261,517

Unrealized depreciation

(1,856,973
)

Net depreciation on investments

$
(595,456
)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of 9/30/2008:

Valuation Inputs

Investment in Securities

Other Financial Instruments*

Level 1 - Quoted Prices

$14,086,171

-

Level 2 – Other Significant Observable Inputs

$3,541,091

-

Level 3 – Significant Unobservable Inputs

-

-

Total

$17,627,262

-

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date:	11/10/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Executive Officer

Date:	11/10/08

By: (Signature and Title)	/s/ Lilli Gust
Lilli Gust
Principal Financial Officer

Date:	11/10/08

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)